Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payments
Schedule of stock options plan
Schedule of stock options plan
Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2013	May 13, 2013	802,296	27,503	12.76	6.54 (a)	46.91%	2.00%	7.50%	0.2
2014	August 12, 2014	653,130	77,791	11.31	7.98 (b)	52.66%	3.27%	11.00%	1.5
2015	August 11, 2015	1,930,844	47,811	9.35	3.37 (c)	55.57%	5.06%	13.25%	2.5
2016	June 30, 2016	5,742,732	1,230,190	2.62	1.24 (d)	98.20%	6.59%	14.25%	3.4
2017	August 8, 2017	947,767	255,596	8.44	7.91 (e)	80.62%	1.17%	11.25%	4.5
2018	May 24, 2018	718,764	381,597	20.18	12.68 (f)	55.58%	0.60%	6.50%	5.3
2019	October 28, 2019	1,749,223	1,152,512	25.40	12.10 (g)	61.98%	3.17%	9.00%	6.8
2020	July 30, 2020	760,986	496,230	20.57	14.44 (h)	71.37%	0.92%	6.24%	7.5
2021	July 28, 2021	658,189	508,917	21.05	14.44 (h)	74.34%	0.00%	8.85%	8.6
2022	October 26, 2022	4,168,040	3,894,617	10.26	6.23(i)	75.23%	0.00%	12.76%	9.8
Total		18,131,971	8,072,765	13.00					20.65
(a)	Fair value calculated by the average between R$7.34, R$6.58 and R$5.71 for their vesting periods (2013, 2014 and 2015).
(b)	Fair value calculated by the average between R$8.20, R$7.89 and R$7.85 for their vesting periods (2014, 2015 and 2016).
(c)	Fair value calculated by the average between R$3.61, R$3.30 and R$3.19 for their vesting periods (2015, 2016 and 2017).
(d)	Fair value was calculated by the average between R$1.29, R$1.21 and R$1.22 for their vesting periods (2016, 2017 and 2018).
(e)	Fair value calculated by the average between R$8.12, R$7.88 and R$7.72 for their vesting periods (2017, 2018 and 2019).
(f)	Fair value calculated by the average between R$13.26, R$12.67 and R$12.11 for their vesting periods (2018, 2019 and 2020).
(g)	Fair value calculated by the average between R$12.90, R$12.32 and R$11.65 for their vesting periods (2019, 2020 and 2021).
(h)	Fair value calculated by the average between R$15.39, R$14.89, R$14.31 and R$13.64 for their vesting periods (2020, 2021, 2022 and 2023).
(i)	Fair value calculated by the average between R$6.79, R$6.50, R$6.15 and R$5.74 for their vesting periods (2021, 2022, 2023 and 2024).

Schedule of stock options outstanding

	Number of stock options	Weighted average exercise price
Options outstanding on December 31, 2020	7,529,612	11.59
Options granted	658,189	21.05
Options exercised	(140,718)	6.96
Options canceled and adjustments in estimated prescribed rights	(614,422)	20.79
Outstanding options on December 31, 2021	7,432,661	12.90
Options granted	4,168,040	10.26
Options exercised	(207,179)	4.52
Options canceled and adjustments in estimated prescribed rights	(3,320,757)	20.78
Outstanding options on December 31, 2022	8,072,765	13.00

Number of options exercisable on:
December 31, 2021	6,407,403	12.62
December 31, 2022	5,166,147	14.64

Schedule of stock options plan

Grant year	Approval date	Total shares granted	Total vested shares	Average price at grant date
2018	May 24, 2018	773,463	-	20.18
2020	July 30, 2020	801,311	742,621	20.57
2021	April 30, 2021	858,068	797,278	21.05
2022	October 26, 2022	637,830	595,988	10.26
Total	December 31, 2022	3,070,672	2,135,887

Schedule of movement in the stock options outstanding

Total restricted shares
Restricted shares outstanding on December 31, 2020	1,203,483
Shares transferred (*)	(595,976)
Restricted shares granted	858,068
Restricted shares cancelled and adjustments in estimated expired rights	80,675
Restricted shares outstanding on December 31, 2021	1,546,250
Shares transferred	(75,232)
Restricted shares cancelled and adjustments in estimated expired rights	27,039
Restricted shares granted	637,830
Restricted shares outstanding on December 31, 2022	2,135,887
(*)	During the fiscal year ended December 31, 2021, the Company transferred 581,499 shares through equity instruments (treasury shares) and the remainder, equivalent to 14,477 shares, was duly settled.